Note 16 - Stock-based Compensation (Details) - Unrecognized Compensation Cost (USD $)	Dec. 31, 2013
Note 16 - Stock-based Compensation (Details) - Unrecognized Compensation Cost [Line Items]
Unrecognized compensation cost	$ 249,257
Will Be Recognized in 2014 [Member]
Note 16 - Stock-based Compensation (Details) - Unrecognized Compensation Cost [Line Items]
Unrecognized compensation cost	214,106
Will Be Recognized in 2015 [Member]
Note 16 - Stock-based Compensation (Details) - Unrecognized Compensation Cost [Line Items]
Unrecognized compensation cost	$ 35,151